UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:    August 31
Date of reporting period: February 29, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
February 29, 2008

INSTITUTIONAL ENHANCED PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES — 19.8%

	Home Equity — 19.2%
$498,243	American Home Mortgage Investment Trust, 3.285% due 3/25/08(a)	$497,560
1,069,518	Ameriquest Mortgage Securities Inc., 3.395% due 3/25/08(a)	1,023,627
69,768	Argent Securities Inc., 3.195% due 3/25/08(a)	69,555
1,270,762	Bayview Financial Asset Trust, 3.585% due 3/25/08(a),(b)	1,124,370
1,875,446	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.425% due 3/25/08(a)	1,835,727
108,282	Countrywide Asset-Backed Certificates, 3.315% due 3/25/08(a)	108,132
1,641,261	FBR Securitization Trust, 3.365% due 3/28/08(a)	1,626,534
1,055,701	GMAC Mortgage Corp. Loan Trust, 3.345% due 3/25/08(a)	850,700
1,000,581	Indymac Home Equity Loan Asset-Backed Trust, 3.305% due 3/25/08(a)	682,458
397,740	Novastar Home Equity Loan, 3.440% due 3/25/08(a)	377,564
	RAAC:
985,083	3.385% due 3/25/08(a),(b)	889,403
1,351,296	3.405% due 3/25/08(a),(b)	1,223,011
	SACO I Trust:
1,631,440	3.265% due 3/25/08(a)	656,240
1,822,687	3.285% due 3/25/08(a)	1,048,437
78,343	Specialty Underwriting & Residential Finance, 3.485% due 3/25/08(a)	74,680
495,360	Structured Asset Investment Loan Trust, 3.635% due 3/25/08(a)	482,016
720,694	Truman Capital Mortgage Loan Trust, 3.565% due 3/25/08(a),(b)	576,555
1,229,995	Wachovia Asset Securitization Inc., 3.565% due 3/25/08(a)	1,161,288

	Total Home Equity	14,307,857

	Automobiles — 0.6%
97,791	Drivetime Auto Owner Trust, 5.422% due 4/15/08(b)	97,608
400,000	Hertz Vehicle Financing LLC, 3.335% due 3/25/08(a),(b)	372,050

	Total Automobiles	469,658

	TOTAL ASSET-BACKED SECURITIES (COST — $17,806,342)	14,777,515

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6%

2,168,127	American Home Mortgage Assets, 3.345% due 3/25/08(a)	1,832,948
610,021	Banc of America Mortgage Securities, 5.750% due 3/25/08	616,655
	Countrywide Alternative Loan Trust:
1,624,097	3.344% due 3/20/08(a)	1,417,612
587,255	5.832% due 3/20/08(a)	499,488
69,103	3.435% due 3/25/08(a)	66,545
855,064	IMPAC CMB Trust, 3.775% due 3/25/08(a)	807,522
	Indymac Index Mortgage Loan Trust:
1,091,369	3.395% due 3/25/08(a)	985,726
853,124	3.475% due 3/25/08(a)	739,204
580,088	3.565% due 3/25/08(a)	515,246
745,034	Lehman XS Trust, 3.355% due 3/25/08(a)	628,678
	Residential Accredit Loans Inc.:
39,871	3.205% due 3/25/08(a)	39,714
1,177,944	3.475% due 3/25/08(a)	1,172,967
492,925	Residential Funding Mortgage Securities II Inc., 3.245% due 3/25/08(a)	486,399
976,748	Structured Adjustable Rate Mortgage Loan Trust, 3.335% due 3/25/08(a)	894,003

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2008 Semi-Annual Report  |  19

Schedule of investments (unaudited) continued
February 29, 2008

INSTITUTIONAL ENHANCED PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS — 19.6% continued

$741,031	Structured Asset Mortgage Investments Inc., 6.894% due 3/25/08(a)	$719,067
	Thornburg Mortgage Securities Trust:
878,425	3.240% due 3/25/08(a)	862,297
672,857	3.245% due 3/25/08(a)	665,023
	Washington Mutual Inc.:
557,469	3.395% due 3/25/08(a)	506,491
698,345	3.425% due 3/25/08(a)	638,853
661,112	WMALT Mortgage Pass-Through Certificates, 3.385% due 3/25/08(a)	572,866

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $16,091,199)	14,667,304

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST — $33,897,541)	29,444,819

SHORT-TERM INVESTMENTS — 68.3%

	Certificate of Deposit — 1.3%
1,000,000	PNC Bank NA, 3.464% due 2/23/09(a)	999,400

	Certificates of Deposit (Yankee) — 9.0%
1,000,000	Canadian Imperial Bank, 3.460% due 7/7/08(a)	1,000,700
1,250,000	Deutsche Bank AG NY, 5.030% due 3/17/08	1,250,000
1,500,000	Fortis Bank NY, 3.067% due 6/30/08(a)	1,499,301
2,000,000	Natixis, 3.170% due 4/2/08(a)	1,998,670
1,000,000	Unicredito Italiano SpA NY, 3.135% due 5/6/08(a)	999,780

	Total Certificates of Deposit (Yankee)	6,748,451

	Commercial Paper — 15.6%
1,000,000	Allied Irish Banks PLC, 3.036% due 8/21/08(b),(c)	985,870
1,000,000	Archer Daniels Midland Co., 2.992% due 4/1/08(b),(c)	997,434
1,000,000	Bank of Ireland, 5.183% due 4/11/08(c)	994,249
1,000,000	Danske Corp., 4.629% due 8/4/08(b),(c)	987,200
1,648,000	Dresdner U.S Finance, 3.141% due 3/3/08(c)	1,647,712
1,500,000	ING Funding LLC, 4.692% due 4/3/08(c)	1,493,675
1,500,000	Procter & Gamble International Funding, 2.933% due 3/13/08(b),(c)	1,498,535
3,000,000	United Technologies Corp., 3.051% due 3/3/08(b),(c)	2,999,492

	Total Commercial Paper	11,604,167

	Corporate Bonds & Notes — 19.0%
1,000,000	ANZ National International Ltd., 4.231% due 3/10/08(a),(b)	999,382
650,000	Berkshire Hathaway Finance Corp., 4.743% due 4/11/08(a),(b)	649,849
1,300,000	IBM International Group Capital LLC, 3.646% due 7/29/08(a)	1,303,675
1,000,000	Lehman Brothers Holdings Inc., Notes, 3.500% due 8/7/08	992,816
775,000	Morgan Stanley, 3.151% due 11/21/08(a)	769,393
1,000,000	Royal Bank of Scotland PLC, 3.740% due 3/4/09(a),(b)	1,000,000
5,000,000	Steers CLN, 4.860% due 6/29/08(a),(b)	5,000,000
1,500,000	Toyota Motor Credit Corp., 3.201% due 10/6/08(a)	1,499,359
2,000,000	Wal-Mart Stores Inc., 4.891% due 3/16/08(a)	2,001,070

	Total Corporate Bonds & Notes	14,215,544

See Notes to Financial Statements.

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INSTITUTIONAL ENHANCED PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 23.4%
$2,500,000	Federal Farm Credit Bank (FFCB), 3.120% due 6/5/08(a)	$2,500,000
	Federal Home Loan Bank (FHLB):
2,500,000	3.080% due 1/30/09(a)	2,500,720
2,500,000	3.054% due 8/27/09(a)	2,496,952
	Federal National Mortgage Association (FNMA):
2,500,000	3.230% due 3/3/08(a)	2,500,000
2,500,000	3.060% due 1/23/09(a)	2,498,115
5,000,000	Discount Notes, 3.906% due 7/9/08(c)	4,958,845

	Total U.S. Government Agencies	17,454,632

	TOTAL SHORT-TERM INVESTMENTS (Cost — $50,985,524)	51,022,194

	TOTAL INVESTMENTS — 107.7% (Cost — $84,883,065#)	80,467,013
	Liabilities in Excess of Other Assets — (7.7)%	(5,760,755)

	TOTAL NET ASSETS — 100.0%	$74,706,258

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 29, 2008.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2008 Semi-Annual Report  |  21

Statement of assets and liabilities (unaudited)

Institutional Enhanced Portfolio
February 29, 2008

ASSETS:
Investments, at value (Cost — $84,883,065)	$80,467,013
Cash	4,320
Receivable for securities sold	19,824,472
Interest receivable	253,489
Receivable from investment manager	4,621
Prepaid expenses	2,769

Total Assets	100,556,684

LIABILITIES:
Payable for securities purchased	25,819,528
Trustees’ fees payable	1,644
Accrued expenses	29,254

Total Liabilities	25,850,426

TOTAL NET ASSETS	$74,706,258

REPRESENTED BY:
Paid-in capital	$74,706,258

See Notes to Financial Statements.

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Statement of operations (unaudited)

Institutional Enhanced Portfolio
For the Six Months Ended February 29, 2008

INVESTMENT INCOME:
Interest	$1,772,294

EXPENSES:
Investment management fee (Note 2)	34,703
Legal fees	13,659
Audit and tax	13,383
Insurance	3,522
Custody fees	1,246
Trustees’ fees	534
Miscellaneous expenses	4,534

Total Expenses	71,581
Less: Fee waivers and/or expense reimbursements (Note 2)	(54,203)
Fees paid indirectly (Note 1)	(28)

Net Expenses	17,350

NET INVESTMENT INCOME	1,754,944

REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Loss From Investment Transactions	(19,447)
Change in Net Unrealized Appreciation/Depreciation From Investments	(3,203,348)

NET LOSS ON INVESTMENTS	(3,222,795)

DECREASE IN NET ASSETS FROM OPERATIONS	$(1,467,851)

See Notes to Financial Statements.

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Statements of changes in net assets

Institutional Enhanced Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2008 (unaudited)
AND THE YEAR ENDED AUGUST 31, 2007	2008	2007

OPERATIONS:
Net investment income	$1,754,944	$14,592,603
Net realized loss	(19,447)	(342,082)
Change in net unrealized appreciation/depreciation	(3,203,348)	(1,139,935)

Increase (Decrease) in Net Assets From Operations	(1,467,851)	13,110,586

CAPITAL TRANSACTIONS:
Proceeds from contributions	32,403,075	830,033,032
Value of withdrawals	(9,021,707)	(995,732,586)

Increase (Decrease) in Net Assets From Capital Transactions	23,381,368	(165,699,554)

INCREASE (DECREASE) IN NET ASSETS	21,913,517	(152,588,968)

NET ASSETS:
Beginning of period	52,792,741	205,381,709

End of period	$74,706,258	$52,792,741

See Notes to Financial Statements.

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Financial highlights

Institutional Enhanced Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006	2005	2004	2003[2]

NET ASSETS, END OF PERIOD (000s)	$74,706	$52,793	$205,382	$570,047	$3,996	$12,928

Total return[3]	(1.63)%	3.47%	4.07%	2.76%	1.32%	0.69%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.21%[4]	0.13%[5]	0.14%	0.17%	1.15%	1.03%[4]
Net expenses[6,7]	0.05 [4,8]	0.05 [5,8]	0.05 [8]	0.05 [8]	0.10	0.10 [4]
Net investment income	5.06 [4]	5.42	4.30	3.23	1.18	1.28 [4]

PORTFOLIO TURNOVER RATE	5%	201%	208%	124%	56%	228%

[1]	For the six months ended February 29, 2008 (unaudited).

[2]	For the period March 11, 2003 (inception date) to August 31, 2003.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.13% and 0.05%, respectively.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.05%.

See Notes to Financial Statements.

Institutional Enhanced Portfolio 2008 Semi-Annual Report | 25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2008, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

(c) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

26 | Institutional Enhanced Portfolio 2008 Semi-Annual Report

(f) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 29, 2008, the Portfolio had a voluntary expense limitation in place of 0.05% of the Portfolio’s average daily net assets.

During the six months ended February 29, 2008, LMPFA waived a portion of its fee in the amount of $28,811. In addition, during the six months ended February 29, 2008, the Portfolio was reimbursed for expenses in the amount of $25,392.

Effective January 1, 2008, the manager is permitted to recapture amounts that it has previously voluntarily waived and/or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense cap. In no case will the manager recapture any amount that would result, on any particular Fund business day, in the Fund’s total annual operating expenses exceeding the expense cap.

On July 10, 2006, a retirement plan applicable to the Portfolio was amended by the Board then overseeing the Portfolio (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the

Institutional Enhanced Portfolio 2008 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Portfolio) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Portfolio’s allocable share of benefits under this amendment at February 29, 2008 was $811. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$51,496
Gross unrealized depreciation	(4,467,548)

Net unrealized depreciation	$(4,416,052)

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

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On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five sections were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

Institutional Enhanced Portfolio 2008 Semi-Annual Report  |  29

Notes to financial statements (unaudited) continued

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

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6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standard Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Portfolio’s financial statements and related disclosures.

Institutional Enhanced Portfolio 2008 Semi-Annual Report  |  31

Board approval of management and
subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Institutional Enhanced Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s placement agent, as well as the management, sub-advisory and placement agency and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each “feeder fund” has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The Board also considered information relating to the following feeder fund (the “Feeder Fund”), for which the Board does not have responsibility: Citi Institutional Enhanced Income Fund, Ltd. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members,

32  |  Institutional Enhanced Portfolio

considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Institutional Enhanced Portfolio  |  33

Board approval of management and
subadvisory agreements (unaudited) continued

Fund performance

The Board noted that the Fund had a limited performance history. In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark.

In its review, the Board compared the Feeder Fund’s performance information for the 1-year and 3-year periods ended September 30, 2007, to an unmanaged index, and that comparison showed, among other things, that the Feeder Fund’s returns for the 1-year and 3-year periods ended September 30, 2007 were slightly below the unmanaged index.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board noted that each feeder fund’s expense information reflected both management fees and total expenses payable by the feeder fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the

34  |  Institutional Enhanced Portfolio

Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s placement agency arrangements and the distribution arrangements of the Fund’s feeder funds. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The Board consider the Fund’s Contractual Management Fee and its actual management fees, including fee waivers and reimbursements. The Board also considered the expenses of the Feeder Fund and Citi Institutional Enhanced Income Fund, a series of Legg Mason Partners Institutional Trust and another feeder fund in the Fund, and recognized that investors only invest indirectly in the Fund through a feeder fund.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board also considered the effect of the Fund’s growth and size on its performance and fees, noting that as the Fund’s assets increase over time, certain expenses, such as

Institutional Enhanced Portfolio | 35

Board approval of management and
subadvisory agreements (unaudited) continued

fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

36 | Institutional Enhanced Portfolio

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

* Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investment, May 2007.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC Member FINRA, SIPC FDXX010865 4/08 SR08-550

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable. Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	May 02, 2008

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	May 02, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date:	May 02, 2008